PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Statements of Cash Flows For the Six Months Ended June 30, 2011 and 2010 and for the Period from Reactivation [June 21, 2006] through June 30, 2011 (Unaudited) (USD $)
	6 Months Ended		61 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows From Operating Activities
Net loss	$ (32,378)	$ (17,850)	$ (142,373)
Adjustments to reconcile net loss to net cash used by operating activities
Imputed related party interest expense			636
Share-based compensation	9,000		9,000
Corporate expenses paid by shareholder	5,520	14,586	60,664
Changes in assets and liabilities
Increase in receivables	(130)		(130)
Increase in accounts payable	12,014	518	13,843
Increase in accrued interest	3,584	2,746	16,329
Net Cash from Operating Activities	(2,390)		(42,031)
Cash Flows From Financing Activities
Proceeds from related party loans			33,300
Repayment of related party loans			(12,000)
Proceeds from issuances of common stock			25,000
Repurchase of common stock			(4,269)
Net Cash From Financing Activities			42,031
Net Increase (Decrease) in Cash	(2,390)	0	0
Beginning cash balance	2,390	86	0
Ending cash balance	$ 0	$ 86	$ 0